Employee defined benefits plans obligation - Summary of fair value of plan assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value of plan assets [abstract]
Cash and cash equivalents		$ 7,712	$ 69
Debt instruments categorized by issuers' credit rating:
- AAA (U.S. Treasury notes)	$ 7,882		5,565
Total	$ 7,882	$ 7,712	$ 5,634